Movement of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of the year	$ 28,072	$ 24,783
Goodwill acquired in acquisition of businesses	22,849	2,695
Exchange differences	1,140	594
Balance at end of the year	$ 52,061	$ 28,072